UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02349

Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	December 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.

Portfolio of Investments • December 31, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (93.9%)
	Basic Materials (3.9%)
$800	Anglo American Capital PLC (United Kingdom)(a)	3.625		05/14/20	$568,535
250	ArcelorMittal (Luxembourg)	5.125		06/01/20	208,750
250	Ashland, Inc.	6.875		05/15/43	238,750
845	Barrick Gold Corp. (Canada)	4.10		05/01/23	725,999
775	Eastman Chemical Co.	3.80		03/15/25	751,975
375	Eldorado Gold Corp. (Canada)(a)	6.125		12/15/20	330,000
710	Glencore Funding LLC (Switzerland)(a)	4.125		05/30/23	524,417
125	Goldcorp, Inc. (Canada)	5.45		06/09/44	100,814
439	Lundin Mining Corp. (Canada)(a)	7.50		11/01/20	412,660
600	LyondellBasell Industries N.V.	4.625		02/26/55	488,528
495	NOVA Chemicals Corp. (Canada)(a)	5.25		08/01/23	491,906
733	Southern Copper Corp. (Mexico)	7.50		07/27/35	688,590
1,140	Vale Overseas Ltd. (Brazil)	6.875		11/21/36	802,606
					6,333,530
	Communications (16.8%)
850	21st Century Fox America, Inc.	6.15		02/15/41	958,380
670	21st Century Fox America, Inc.	6.40		12/15/35	774,009
900	Alibaba Group Holding Ltd. (China)	2.50		11/28/19	880,387
350	Amazon.com, Inc.	3.80		12/05/24	364,763
200	Amazon.com, Inc.	4.95		12/05/44	213,820
2,900	AT&T, Inc.	5.55		08/15/41	2,924,070
400	Baidu, Inc. (China)	2.75		06/09/19	398,399
225	CBS Corp.	4.60		01/15/45	193,744
350	CBS Corp.	4.90		08/15/44	319,641
2,775	CCO Safari II LLC (a)	4.908		07/23/25	2,776,490
550	CCO Safari II LLC (a)	6.484		10/23/45	552,343
376	Ctrip.com International Ltd.	1.25		10/15/18	499,140
620	Deutsche Telekom International Finance BV (Germany)	8.75		06/15/30	861,568
700	DirecTV Holdings LLC/DIRECTV Financing Co., Inc.	5.15		03/15/42	654,902
410	Empresa Nacional de Telecomunicaciones SA (Chile)(a)	4.75		08/01/26	385,143
925	Motorola Solutions, Inc.	4.00		09/01/24	804,151
410	Netflix, Inc. (a)	5.50		02/15/22	422,300
555	Omnicom Group, Inc.	3.625		05/01/22	561,026
131	Omnicom Group, Inc.	3.65		11/01/24	130,004
900	Ooredoo International Finance Ltd. (Qatar)(a)	3.25		02/21/23	877,477
900	Orange SA (France)	2.75		02/06/19	913,307
375	Orange SA (France)	9.00		03/01/31	530,531
325	Priceline Group, Inc. (The)	0.35		06/15/20	388,172
130	Priceline Group, Inc. (The)	0.90		09/15/21	131,463
325	T-Mobile USA, Inc.	6.731		04/28/22	339,625
750	Telefonica Europe BV (Spain)	8.25		09/15/30	982,885
335	Telstra Corp., Ltd. (Australia)(a)	3.125		04/07/25	322,145
1,565	Time Warner, Inc.	7.70		05/01/32	1,958,280
550	Twitter, Inc.	0.25		09/15/19	469,906
2,953	Verizon Communications, Inc.	4.672		03/15/55	2,574,399
2,378	Verizon Communications, Inc.	5.012		08/21/54	2,186,086
400	Viacom, Inc.	5.85		09/01/43	360,350
650	Vodafone Group PLC (United Kingdom)	4.375		02/19/43	537,759
254	Yahoo!, Inc.	0.00	(b)	12/01/18	248,285
					27,494,950
	Consumer, Cyclical (7.9%)
383	American Airlines Pass-Through Trust	4.00		07/15/25	386,990

	655	British Airways Pass-Through Trust (United Kingdom)(a)	4.625		06/20/24	683,762
	540	Daimler Finance North America LLC (Germany)	8.50		01/18/31	784,403
	850	Delphi Automotive PLC (United Kingdom)	3.15		11/19/20	849,853
	450	Dollar Tree, Inc. (a)	5.75		03/01/23	468,000
	800	Ford Motor Co.	4.75		01/15/43	756,894
	300	Ford Motor Credit Co., LLC	3.20		01/15/21	298,314
	1,200	General Motors Financial Co., Inc.	4.00		01/15/25	1,140,629
	305	General Motors Financial Co., Inc.	4.30		07/13/25	296,325
KRW	200,000	Lotte Shopping Co., Ltd., Series LOTT (Korea, Republic of)	0.00	(b)	01/24/18	169,929
	$500	McDonald’s Corp., MTN	2.20		05/26/20	491,451
	425	McDonald’s Corp., MTN	3.70		01/30/26	425,538
	225	McDonald’s Corp., MTN	4.60		05/26/45	217,339
	600	QVC, Inc.	4.375		03/15/23	570,353
	675	Restoration Hardware Holdings, Inc. (a)	0.00	(b)	06/15/19	625,219
	475	Tesla Motors, Inc.	0.25		03/01/19	447,687
	200	Tiffany & Co.	4.90		10/01/44	185,781
	597	Toll Brothers Finance Corp.	0.50		09/15/32	598,866
	881	United Airlines Pass-Through Trust, Class A	4.30		08/15/25	912,509
	525	Volkswagen Group of America Finance LLC (Germany)(a)	2.40		05/22/20	491,973
	225	Walgreen Co.	4.40		09/15/42	192,780
	225	Walgreens Boots Alliance, Inc.	3.80		11/18/24	218,694
	745	Wesfarmers Ltd. (Australia)(a)	1.874		03/20/18	739,883
	600	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375		03/15/22	570,888
	425	ZF North America Capital, Inc. (Germany)(a)	4.50		04/29/22	417,031
						12,941,091
		Consumer, Non-Cyclical (11.6%)
	300	AbbVie, Inc.	3.60		05/14/25	296,663
	375	AbbVie, Inc.	4.40		11/06/42	351,559
	800	AbbVie, Inc.	4.70		05/14/45	785,047
	435	Actavis Funding SCS	3.80		03/15/25	433,611
	300	Actavis Funding SCS	3.85		06/15/24	301,059
	915	Actavis Funding SCS	4.75		03/15/45	895,640
	275	Actavis Funding SCS	4.85		06/15/44	273,132
	550	ADT Corp. (The)	3.50		07/15/22	495,000
	400	Albea Beauty Holdings SA (a)	8.375		11/01/19	418,000
	415	Altria Group, Inc.	5.375		01/31/44	448,058
	156	Altria Group, Inc.	10.20		02/06/39	256,564
	826	Amgen, Inc.	5.15		11/15/41	841,560
	125	Anheuser-Busch InBev Finance, Inc. (Belgium)	4.625		02/01/44	124,534
	475	Baxalta, Inc. (a)	5.25		06/23/45	477,664
	415	Becton Dickinson and Co.	3.734		12/15/24	419,311
	675	Boston Scientific Corp.	3.85		05/15/25	665,458
	270	BRF SA (Brazil)(a)	3.95		05/22/23	245,025
	525	Celgene Corp.	3.875		08/15/25	523,915
	325	Cencosud SA (Chile)(a)	6.625		02/12/45	287,529
	950	EMD Finance LLC (Germany)(a)	3.25		03/19/25	901,800
	780	Experian Finance PLC (United Kingdom)(a)	2.375		06/15/17	776,857
	75	Gilead Sciences, Inc.	4.50		02/01/45	73,538
	425	HCA, Inc.	4.75		05/01/23	421,812
HKD	2,000	Hengan International Group Co., Ltd. (China)	0.00	(b)	06/27/18	270,643
	$507	Illumina, Inc.	0.00	(b)	06/15/19	553,581
	425	Kraft Foods Group, Inc.	6.50		02/09/40	497,051
	585	Kraft Foods Group, Inc.	6.875		01/26/39	695,502
	425	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	5.50		04/15/25	393,125
	160	McKesson Corp.	4.883		03/15/44	160,530
	425	Mead Johnson Nutrition Co.	3.00		11/15/20	425,349
	850	Quest Diagnostics, Inc.	2.70		04/01/19	850,380
	425	Reynolds American, Inc.	2.30		06/12/18	427,921

175	Reynolds American, Inc.	5.85	08/15/45	195,270
320	RR Donnelley & Sons Co.	7.875	03/15/21	332,080
585	Sigma Alimentos SA de CV (Mexico)(a)	5.625	04/14/18	611,325
415	Transurban Finance Co., Pty Ltd. (Australia)(a)	4.125	02/02/26	408,916
300	Tyson Foods, Inc.	2.65	08/15/19	300,417
410	United Rentals North America, Inc.	5.75	11/15/24	407,950
350	Whole Foods Market, Inc. (a)	5.20	12/03/25	350,153
990	WM Wrigley Jr. Co. (a)	2.90	10/21/19	1,000,036
270	Zimmer Biomet Holdings, Inc.	5.75	11/30/39	296,559
				18,890,124
	Diversified (0.1%)
200	Alfa SAB de CV (Mexico)(a)	5.25	03/25/24	203,500
	Energy (10.9%)
775	Anadarko Petroleum Corp.	5.95	09/15/16	796,493
600	Anadarko Petroleum Corp.	6.20	03/15/40	553,681
175	Anadarko Petroleum Corp.	6.45	09/15/36	169,147
900	APT Pipelines Ltd. (Australia)(a)	4.20	03/23/25	846,808
215	BG Energy Capital PLC (United Kingdom)(a)	5.125	10/15/41	209,775
675	Buckeye Partners LP	4.15	07/01/23	579,237
465	Carrizo Oil & Gas, Inc.	6.25	04/15/23	378,975
400	Cimarex Energy Co.	5.875	05/01/22	383,491
200	Continental Resources, Inc.	4.90	06/01/44	120,945
225	DCP Midstream LLC (a)	5.35	03/15/20	194,033
825	DCP Midstream Operating LP	3.875	03/15/23	624,589
275	Denbury Resources, Inc.	5.50	05/01/22	92,670
825	Devon Energy Corp.	4.75	05/15/42	587,573
375	Endeavor Energy Resources LP/EER Finance, Inc. (a)	7.00	08/15/21	335,625
1,400	Energy Transfer Partners LP	2.50	06/15/18	1,341,767
300	Energy Transfer Partners LP	6.125	12/15/45	244,819
775	Energy Transfer Partners LP	6.50	02/01/42	632,057
325	EnLink Midstream Partners LP	5.60	04/01/44	227,012
300	Ensco PLC	5.75	10/01/44	198,296
1,400	Enterprise Products Operating LLC	5.95	02/01/41	1,289,956
275	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.75	10/01/25	240,625
875	Kinder Morgan Energy Partners LP	5.00	03/01/43	650,272
1,025	Kinder Morgan, Inc.	3.05	12/01/19	949,507
675	Kinder Morgan, Inc.	5.55	06/01/45	528,583
475	Kinder Morgan, Inc. (a)	5.625	11/15/23	434,881
525	Marathon Oil Corp.	6.60	10/01/37	451,629
400	MPLX LP	4.00	02/15/25	336,804
500	Nexen Energy ULC (China)	6.40	05/15/37	560,454
525	Noble Energy, Inc.	5.05	11/15/44	425,327
400	Noble Energy, Inc.	5.875	06/01/24	383,376
550	ONEOK Partners LP	6.125	02/01/41	421,446
275	Phillips 66	5.875	05/01/42	276,569
125	Phillips 66 Partners LP	4.68	02/15/45	92,722
365	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	325,650
475	Rowan Cos., Inc.	5.85	01/15/44	287,356
400	SM Energy Co.	6.125	11/15/22	296,000
600	Spectra Energy Capital LLC	7.50	09/15/38	595,970
350	Williams Partners LP	6.30	04/15/40	269,295
600	Williams Partners LP/ACMP Finance Corp.	4.875	05/15/23	487,114
				17,820,529
	Finance (25.6%)
315	ABB Treasury Center USA, Inc. (Switzerland)(a)	4.00	06/15/21	326,061
700	ABN Amro Bank N.V. (Netherlands)(a)	4.75	07/28/25	699,055
525	ACE INA Holdings, Inc.	3.35	05/15/24	530,543
495	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands)	3.75	05/15/19	495,619
500	Alexandria Real Estate Equities, Inc.	3.90	06/15/23	494,612

450	Ally Financial, Inc.	4.125		03/30/20	448,875
325	American Campus Communities Operating Partnership LP	3.75		04/15/23	320,170
375	American Express Co.	3.625		12/05/24	367,697
450	American International Group, Inc.	4.50		07/16/44	417,753
400	American International Group, Inc.	4.875		06/01/22	432,572
465	American Tower Corp.	3.50		01/31/23	455,202
800	Banco de Credito del Peru (Peru)(a)	6.125	(c)	04/24/27	840,000
325	Bank of America Corp.	7.75		05/14/38	442,303
935	Bank of America Corp., MTN	4.00		01/22/25	917,016
700	Bank of America Corp., MTN	4.20		08/26/24	695,772
317	Bank of America Corp., MTN	4.25		10/22/26	314,450
225	Bank of America Corp., MTN	4.75		04/21/45	217,100
775	BBVA Bancomer SA (Mexico)(a)	6.50		03/10/21	825,375
450	BioMed Realty LP	2.625		05/01/19	437,599
200	BNP Paribas SA, MTN (France)	4.25		10/15/24	198,391
185	Boston Properties LP	3.80		02/01/24	188,427
280	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17	290,135
1,750	Capital One Bank, USA NA	3.375		02/15/23	1,715,189
375	Capital One Financial Corp.	2.45		04/24/19	375,974
800	Citigroup, Inc.	4.45		09/29/27	796,504
660	Citigroup, Inc.	5.50		09/13/25	717,783
220	Citigroup, Inc.	6.675		09/13/43	270,700
385	CNA Financial Corp.	7.35		11/15/19	444,018
750	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.95		11/09/22	760,299
150	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)(a)	11.00	(c)	06/30/19(d)	185,738
625	Credit Agricole SA (France)(a)	3.875		04/15/24	642,729
310	Credit Agricole SA (France)(a)	7.875	(c)	01/23/24(d)	317,970
850	Credit Suisse AG (Switzerland)(a)	6.50		08/08/23	917,830
320	Discover Bank	7.00		04/15/20	364,688
420	Discover Financial Services	3.85		11/21/22	416,791
375	Discover Financial Services	3.95		11/06/24	370,342
450	Embraer Netherlands Finance BV (Brazil)	5.05		06/15/25	410,625
230	ERP Operating LP	4.625		12/15/21	249,928
500	Express Scripts Holding Co.	3.50		06/15/24	493,488
300	First Republic Bank	2.375		06/17/19	299,612
1,375	Five Corners Funding Trust (a)	4.419		11/15/23	1,437,858
800	Ford Motor Credit Co., LLC	5.00		05/15/18	840,784
550	General Motors Financial Co., Inc.	4.375		09/25/21	558,430
410	Genworth Holdings, Inc.	7.70		06/15/20	387,450
1,495	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,752,870
350	Goldman Sachs Group, Inc. (The), MTN	4.80		07/08/44	349,314
1,100	Goodman Funding Pty Ltd. (Australia)(a)	6.375		04/15/21	1,251,669
295	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	327,467
795	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	869,057
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	388,304
440	HSBC Holdings PLC (United Kingdom)	4.25		03/14/24	442,354
200	HSBC Holdings PLC (United Kingdom)	6.375	(c)	09/17/24(d)	197,750
200	HSBC Holdings PLC (United Kingdom)	6.375	(c)	03/30/25(d)	200,250
180	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	215,474
350	ING Bank N.V. (Netherlands)(a)	5.80		09/25/23	380,860
200	ING Groep N.V. (Netherlands)	6.00	(c)	04/16/20(d)	201,000
480	Intesa Sanpaolo SpA (Italy)	5.25		01/12/24	515,003
250	JPMorgan Chase & Co.	3.125		01/23/25	243,485
670	JPMorgan Chase & Co.	4.95		06/01/45	672,458
825	LeasePlan Corp. N.V. (Netherlands)(a)	2.875		01/22/19	814,966
325	Liberty Mutual Group, Inc. (a)	4.85		08/01/44	302,081
425	Lincoln National Corp.	7.00		06/15/40	534,805
365	Macquarie Bank Ltd. (Australia)(a)	6.625		04/07/21	409,361
200	Massachusetts Mutual Life Insurance Co. (a)	4.50		04/15/65	179,365
300	MetLife, Inc.	3.00		03/01/25	288,602

750	Nationwide Building Society (United Kingdom)(a)	6.25		02/25/20	858,299
500	PNC Financial Services Group, Inc. (The)	3.90		04/29/24	512,858
850	Protective Life Corp.	7.375		10/15/19	984,098
790	Prudential Financial, Inc.	5.625	(c)	06/15/43	809,750
285	Prudential Financial, Inc., MTN	6.625		12/01/37	350,044
575	QBE Capital Funding III Ltd. (Australia)(a)	7.25	(c)	05/24/41	635,399
550	Realty Income Corp.	3.25		10/15/22	531,573
250	Realty Income Corp.	4.65		08/01/23	260,628
850	Santander UK PLC (United Kingdom)(a)	5.00		11/07/23	886,253
450	TD Ameritrade Holding Corp.	3.625		04/01/25	455,906
475	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia)(a)	3.25		10/05/20	477,339
525	Weingarten Realty Investors	3.375		10/15/22	512,835
290	Wells Fargo & Co.	4.125		08/15/23	301,480
284	Wells Fargo & Co.	5.606		01/15/44	316,195
					41,758,609
	Industrials (6.0%)
400	BAE Systems Holdings, Inc. (United Kingdom)(a)	3.80		10/07/24	398,479
710	Ball Corp.	4.00		11/15/23	680,712
427	Bombardier, Inc. (Canada)(a)	6.125		01/15/23	296,765
750	Brambles USA, Inc. (Australia)(a)	4.125		10/23/25	755,648
1,260	Burlington Northern Santa Fe LLC	4.55		09/01/44	1,221,133
370	CEVA Group PLC (United Kingdom)(a)	7.00		03/01/21	308,950
460	CRH America, Inc. (Ireland)	8.125		07/15/18	523,602
1,000	FedEx Corp.	3.20		02/01/25	974,533
217	General Cable Corp.	4.50	(e)	11/15/29	133,862
810	Heathrow Funding Ltd. (United Kingdom)(a)	4.875		07/15/21	873,450
625	Koninklijke Philips N.V. (Netherlands)	3.75		03/15/22	642,472
150	L-3 Communications Corp.	1.50		05/28/17	148,192
600	Lockheed Martin Corp.	3.55		01/15/26	603,348
490	MasTec, Inc.	4.875		03/15/23	426,300
275	Ryder System, Inc., MTN	2.65		03/02/20	270,794
500	Thermo Fisher Scientific, Inc.	4.15		02/01/24	520,206
850	Trinity Industries, Inc.	4.55		10/01/24	779,965
300	Tyco International Finance SA	3.90		02/14/26	301,280
					9,859,691
	Information Technology (0.4%)
625	Hewlett Packard Enterprise Co. (a)	4.90		10/15/25	614,060
	Technology (1.8%)
500	Citrix Systems, Inc.	0.50		04/15/19	546,250
313	Nuance Communications, Inc.	2.75		11/01/31	315,934
545	QUALCOMM, Inc.	4.80		05/20/45	485,315
425	Red Hat, Inc.	0.25		10/01/19	555,422
575	Rovi Corp. (a)	0.50		03/01/20	505,281
500	SanDisk Corp.	0.50		10/15/20	520,000
					2,928,202
	Utilities (8.9%)
325	Appalachian Power Co.	3.40		06/01/25	317,781
325	Appalachian Power Co.	7.00		04/01/38	406,370
1,225	Berkshire Hathaway Energy Co.	2.40		02/01/20	1,214,742
295	CMS Energy Corp.	5.05		03/15/22	321,239
170	CMS Energy Corp.	6.25		02/01/20	192,993
850	DTE Energy Co., Series C	3.50		06/01/24	852,443
400	Duke Energy Corp.	2.10		06/15/18	400,777
370	EDP Finance BV (Portugal)(a)	5.25		01/14/21	383,355
350	Enel Finance International N.V. (Italy)(a)	6.00		10/07/39	392,644
210	Enel SpA (Italy)(a)	8.75	(c)	09/24/73	239,663
425	Entergy Corp.	4.00		07/15/22	434,181
300	Entergy Gulf States Louisiana LLC	6.00		05/01/18	327,957

2,400	Exelon Generation Co., LLC	4.00	10/01/20	2,475,989
392	Fermaca Enterprises S de RL de CV (Mexico)(a)	6.375	03/30/38	368,180
250	GNL Quintero SA (Chile)(a)	4.634	07/31/29	237,438
875	Jersey Central Power & Light Co. (a)	4.70	04/01/24	908,089
150	Monongahela Power Co. (a)	5.40	12/15/43	167,608
350	Oncor Electric Delivery Co., LLC	2.95	04/01/25	329,490
350	Origin Energy Finance Ltd. (Australia)(a)	3.50	10/09/18	341,520
1,000	PPL WEM Ltd./Western Power Distribution Ltd. (a)	3.90	05/01/16	1,004,073
540	Puget Energy, Inc.	6.50	12/15/20	619,318
900	Sempra Energy	3.55	06/15/24	896,655
650	Southern Power Co., Series 15B	2.375	06/01/20	632,519
23	Toledo Edison Co. (The)	7.25	05/01/20	26,420
845	TransAlta Corp. (Canada)	4.50	11/15/22	735,137
350	WEC Energy Group, Inc.	3.55	06/15/25	352,655
				14,579,236
	Total Corporate Bonds (Cost $158,775,619)			153,423,522

	Asset-Backed Securities (1.3%)
	CVS Pass-Through Trust
1,106		6.036	12/10/28	1,216,289
707	(a)	8.353	07/10/31	876,832
	Total Asset-Backed Securities (Cost $1,824,229)			2,093,121

	Sovereign (0.1%)
290	Pertamina Persero PT (Indonesia)(a) (Cost $290,000)	6.45	05/30/44	253,379

	Variable Rate Senior Loan Interests (1.1%)
	Consumer, Cyclical (0.5%)
324	Diamond Resorts Corp., Term Loan	5.50	03/31/16	321,601
218	Graton Economic Development Authority, Term B	4.75	01/29/16	216,887
375	Navistar International Corp., Term B	6.50	02/12/16	332,188
				870,676
	Energy (0.1%)
444	Drillships Ocean Ventures, Inc., Term B (Cyprus)	5.50	01/25/16	212,189

	Industrial (0.3%)
424	Gates Global, Inc., Term B	4.25	03/31/16	398,792

	Technology (0.2%)
398	Aspect Software, Inc., Term B	7.50	02/12/16	368,602
	Total Variable Rate Senior Loan Interests (Cost $2,165,286)			1,850,259

	Short-Term Investment (0.9%)
	U.S. Treasury Security
1,505	U.S. Treasury Bill (f)(g) (Cost $1,501,655)	0.508	06/09/16	1,502,115

	Total Investments (Cost $164,556,789) (h)(i)		97.3%	159,122,396
	Other Assets in Excess of Liabilities		2.7	4,335,323
	Net Assets		100.0%	$163,457,719

MTN	Medium Term Note.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2015.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2015.

(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2015. Maturity date disclosed is the ultimate maturity date.
(f)	Rate shown is the yield to maturity at December 31, 2015.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(h)	Securities are available for collateral in connection with purchase of open foreign currency forward exchange contracts, futures contracts and swap agreements.
(i)

At December 31, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,613,698 and the aggregate gross unrealized depreciation is $9,048,091 resulting in net unrealized depreciation of $5,434,393.

Foreign Currency Forward Exchange Contracts Open at December 31, 2015:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)

HSBC Bank PLC	$268,705		HKD	2,082,500	01/06/16	$5
JPMorgan Chase Bank NA	$75,633		EUR	69,001	01/06/16	(644)
UBS AG	EUR	69,001	$75,280		01/06/16	291
UBS AG	HKD	2,082,500	$268,707		01/06/16	(3)
HSBC Bank PLC	HKD	2,082,500	$268,765		02/04/16	(11)
UBS AG	$75,333		EUR	69,001	02/04/16	(290)
	Net Unrealized Depreciation					$(652)

Futures Contracts Open at December 31, 2015:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
70	Long	U.S. Treasury 2 yr. Note, Mar-16	$15,206,407	$(18,297)
52	Long	U.S. Treasury 5 yr. Note, Mar-16	6,152,656	(9,297)
20	Long	U.S. Treasury Long Bond, Mar-16	3,075,000	5,235
32	Short	U.S. Treasury Ultra Long Bond, Mar-16	(5,078,000)	(39,750)
143	Short	U.S. Treasury 10 yr. Note, Mar-16	(18,004,594)	39,734
		Net Unrealized Depreciation		$(22,375)

Credit Default Swap Agreements Open at December 31, 2015:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$795	1.00%	3/20/19	$(30,970)	$15,258	$(15,712)	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.HY.24	Buy	3,218	5.00	6/20/20	126,099	(249,261)	(123,162)	NR
Total Credit Default Swaps		$4,013			$95,129	$(234,003)	$(138,874)

NR	Not rated.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
Currency Abbreviations:
EUR	Euro.
HKD	Hong Kong Dollar.
KRW	South Korean Won.

Morgan Stanley Income Securities Inc.

Summary of Investments • December 31, 2015 (unaudited)

PORTFOLIO COMPOSITION* as of 12/31/15

Percentage of Total Investments
Corporate Bonds	96.4%
Asset-Backed Securities	1.3
Variable Rate Senior Loan Interests	1.2
Short-Term Investment	0.9
Sovereign	0.2
100.0%

*            Does not include open long/short futures contracts with an underlying face amount of $47,516,657 with net unrealized depreciation of $22,375. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $652 and does not include open swap agreements with net unrealized appreciation of $95,129.

Morgan Stanley Income Securities Inc.

Notes to Portfolio of Investments • December 31, 2015 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price; (3) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); and (8) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015.

		Level 2
	Level 1	Other	Level 3
	Unadjusted	significant	Significant
	quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$2,093,121	$—	$2,093,121
Corporate Bonds	—	153,423,522	—	153,423,522
Sovereign	—	253,379	—	253,379
Variable Rate Senior Loan Interests	—	1,850,259	—	1,850,259
Total Fixed Income Securities	—	157,620,281	—	157,620,281
Short-Term Investment
U.S. Treasury Security	—	1,502,115	—	1,502,115
Foreign Currency Forward Exchange Contracts	—	296	—	296
Futures Contracts	44,969	—	—	44,969
Credit Default Swap Agreement	—	126,099	—	126,099
Total Assets	44,969	159,248,791	—	159,293,760
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(948)	—	(948)
Futures Contracts	(67,344)	—	—	(67,344)
Credit Default Swap Agreement	—	(30,970)	—	(30,970)
Total Liabilities	(67,344)	(31,918)	—	(99,262)
Total	$(22,375)	$159,216,873	$—	$159,194,498

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 18, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2016